Legal Status and Business Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Legal Status and Business Activities [Abstract]
LEGAL STATUS AND BUSINESS ACTIVITIES

1. LEGAL STATUS AND BUSINESS ACTIVITIES

When used in these notes, the terms “Micropolis Holding Company,” “Company,” “we,” “us,” and “our,” mean Micropolis Holding Company and its wholly-owned subsidiary included in our unaudited interim consolidated financial statements (“financial statements”).

Micropolis Holding Company ( “Micropolis Cayman”), was formed and registered in Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands under registration No. 397831 in February 2023. The registered office of the Company is at Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands. The management and control of the Company is vested with the board of Directors.

Micropolis Robotics FZ-LLC (formerly Micropolis Digital Development FZ-LLC) (“Micropolis Dubai”), our wholly-owned subsidiary, is a robotics manufacturer founded in 2014, based in the United Arab Emirates (“UAE”) with its headquarters located in Dubai Production City, Dubai, UAE. We specialize in developing autonomous mobile robots (“AMRs”) that utilize wheeled electric vehicle (“EV”) platforms and are equipped with autonomous driving capabilities.

On June 18, 2025 the name of the company was changed from Micropolis Digital Development FZ-LLC to Micropolis Robotics FZ-LLC.

The Company is currently a pre-revenue organization since most of our existing projects are collaborative in nature and we do not anticipate earning substantial revenues until such time as we enter into commercial production for our robotics, which is expected to be by the fourth quarter of 2025.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Micropolis Dubai. All intercompany balances and transactions are eliminated.

Nature of Operations

The Company specializes in the creation of Autonomous Mobile Robots, which are utilized as Autonomous Police Patrols Robots and other commercialized robotic applications. The Company is actively partnering with Dubai Police to develop these advanced robotic systems, including two types of autonomous mobile robots and an advanced security software named Microspot.

Business Strategy

The Company focuses on leveraging cutting-edge technology and strategic partnerships to create innovative robotic solutions aimed at enhancing security and operational efficiency in various environments. The successful development and deployment of these technologies are expected to position the Company as a leader in the autonomous robotics industry.

1. LEGAL STATUS AND BUSINESS ACTIVITIES

When used in these notes, the terms “Micropolis Holding Company,” “Company,” “we,” “us,” and “our,” mean Micropolis Holding Company and its wholly-owned subsidiary included in our consolidated financial statements (“financial statements”).

Micropolis Holding Company ( “Micropolis Cayman”), was formed and registered in Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands under registration No. 397831 in February 2023. The registered office of the Company is at Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands. The management and control of the Company is vested with the board of Directors.

Micropolis Digital Development FZ-LLC (“Micropolis Dubai”), our wholly-owned subsidiary, is a robotics manufacturer founded in 2014, based in the United Arab Emirates (“UAE”) with its headquarters located in Dubai Production City, Dubai, UAE. We specialize in developing autonomous mobile robots (“AMRs”) that utilize wheeled electric vehicle (“EV”) platforms and are equipped with autonomous driving capabilities.

In July 2023, a common control transaction restructured Micropolis Dubai, such that the parent company changed to Micropolis Cayman. Refer to Note 2 - Common control transaction for more details.

The Company is currently a pre-revenue organization since most of our existing projects are collaborative in nature and we do not anticipate earning substantial revenues until such time as we enter into commercial production for our robotics, which is expected to be by the second quarter of 2025.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Micropolis Dubai. All intercompany balances and transactions are eliminated.

Nature of Operations

The Company specializes in the creation of Autonomous Mobile Robots, which are utilized as Autonomous Police Patrols Robots and other commercialized robotic applications. The Company is actively partnering with Dubai Police to develop these advanced robotic systems, including two types of autonomous mobile robots and an advanced security software named Microspot.

Business Strategy

The Company focuses on leveraging cutting-edge technology and strategic partnerships to create innovative robotic solutions aimed at enhancing security and operational efficiency in various environments. The successful development and deployment of these technologies are expected to position the Company as a leader in the autonomous robotics industry.